Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2015-4 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

November 2015

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	5	149,482.13	5	149,482.13
Liquidation Proceeds and Recoveries on Defaulted Receivables	5	105,338.00	5	105,338.00
Net Loss Amount	5	44,144.13	5	44,144.13
Net Loss % of Average Portfolio Balance (Annualized)		0.05%
Cumulative Net Loss % of Initial Balance				0.00%
Average Net Loss of Assets Experiencing a Loss				8,828.83